DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Gains (Losses) Reclassified From Other Comprehensive Income (Loss) into Income (Expenses) (Details) (Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (86)	$ 65	$ 90
Foreign exchange option contracts [Member] | Cost of Sales and Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(11)
Foreign exchange option contracts [Member] | Financial expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(5)
Foreign exchange forward contracts [Member] | Cost of Sales and Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (70)	$ 65	$ 90